Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Net Income	R$ 11,731,900	R$ 12,188,400	[1],[2]	R$ 11,347,700
Depreciation, amortization and impairment	5,167,400	4,675,200		4,448,400
Impairment losses on receivables and inventory	296,100	149,300		125,600
Additions to/(reversals of) provisions and employee benefits	239,700	507,700		171,700
Net finance costs	2,434,500	3,109,500		4,030,300
Losses/(gains) on sale of property, plant and equipment and intangible assets	(78,800)	(73,900)		29,800
Losses/(gains) on sale of operations in subsidiaries				(80,200)
Equity-settled share-based payment expenses	208,700	205,700		161,000
Income tax expense	1,762,500	754,700		1,773,900
Share of result of joint ventures	43,300	22,300	[1],[2]	(1,000)
Other non-cash items included in profit	(1,769,900)	(1,080,700)		(1,239,200)
Cash flow from operating activities before changes in working capital and use of provisions	20,035,400	20,458,200		20,768,000
(Increase)/decrease in trade and other receivables	(848,800)	(721,900)		(149,200)
(Increase)/decrease in inventory	(1,303,400)	(844,100)		(1,167,100)
Increase/(decrease) in trade and other payables	3,049,800	1,382,000		869,800
Cash generated from operations	20,933,000	20,274,200		20,321,500
Interest paid	(768,800)	(405,100)		(773,800)
Interest received	320,300	543,300		500,400
Dividends received	13,800	4,200		9,300
Income tax paid	(1,642,500)	(2,035,300)		(1,711,300)
Cash flow from operating activities	18,855,800	18,381,300		18,346,100
Proceeds from sales of property, plant and equipment and intangible assets	108,000	190,800		102,400
Proceeds from sales of subsidiaries operations		205,400
Acquisitions of property, plant and equipment and intangible assets	(4,692,700)	(5,069,400)		(3,571,000)
Acquisitions of subsidiaries, net of cash acquired	(431,500)	(98,100)		(133,400)
Acquisitions of other investments	(19,100)	(62,100)		(8,500)
Investments in short term debt securities and net proceeds/(acquisitions) of debt securities	(1,764,300)	(8,100)		(16,100)
Net proceeds/(acquisitions) of other assets		2,900		(49,100)
Cash flow from investing activities	(6,799,600)	(4,838,600)		(3,675,700)
Capital increase		12,800		6,200
Capital increase of non-controlling interest	700	(26,700)
Proceeds/(repurchases) of treasury shares	(7,400)	(32,100)		7,300
Acquisitions of non-controlling interests		(500)		(3,060,600)
Proceeds from borrowings	3,767,900	946,100		2,304,900
Repayment of borrowings	(2,042,900)	(2,352,700)		(2,499,000)
Cash net of finance costs other than interests	(2,971,500)	(2,421,900)		(1,153,200)
Payment of lease liabilities	(498,500)	(537,200)		(448,000)
Dividends and interest on shareholders equity paid	(6,850,300)	(7,871,300)		(8,814,100)
Cash flow from financing activities	(8,602,000)	(12,283,500)		(13,656,500)
Net increase/(decrease) in cash and cash equivalents	3,454,200	1,259,200		1,013,900
Cash and cash equivalents less bank overdrafts at the beginning of the year	11,900,700	11,463,500		10,352,700
Effect of exchange rate fluctuations on cash and cash equivalents	1,735,400	(822,000)		96,900
Cash and cash equivalents less bank overdrafts at the end of the year	R$ 17,090,300	R$ 11,900,700		R$ 11,463,500

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.